MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME    TWO WORLD TRADE CENTER,
SECURITIES                                        NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS AUGUST 31, 1998

DEAR SHAREHOLDER:

Fixed-income markets, particularly in the government bond sector, performed strongly during the past twelve months, bolstered largely by ongoing solid economic news in the United States. Foreign concerns played a key factor impacting the corporate bond market late in the period. By the end of August ongoing concerns about Asia's woes spreading to Russia and Latin America, combined with the stock market's "correctional" move, caused even issues with little or no foreign exposure to experience a rise in yields. At the same time, the Asian crises ignited a flight to quality investments, namely U.S. securities. Rates on 5- to 10-year U.S. Treasuries fell over the same timeframe. On August 31, 1998, 5-year and 10-year Treasuries yielded 4.79 percent and 4.97 percent respectively, lower by 1.43 and 1.37 percentage points, respectively, from their levels one year earlier.

PERFORMANCE AND PORTFOLIO

For the year ended August 31, 1998, Morgan Stanley Dean Witter Intermediate Income Securities' Class B shares produced a total return of 6.53 percent. During the same period, intermediate government and corporate bonds as measured by the Lehman Intermediate Government/ Corporate Bond Index, returned 8.98 percent. This index tracks both U.S. government and corporate bonds due from one to ten years. For the period under review, the Lehman Brothers Intermediate Corporate Bond Index returned 8.23 percent compared to 9.27 percent for the Lehman Intermediate Government Bond Index. The Lipper Intermediate Investment-Grade Debt Funds Index return over the period was 9.50 percent. The Fund's A, C and D shares returned 7.30 percent, 6.39 percent and 7.43 percent, respectively. PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. The accompanying chart illustrates the performance of the Fund versus the Lehman Brothers Intermediate Investment Grade Debt Index, the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Index.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
LETTER TO THE SHAREHOLDERS AUGUST 31, 1998, CONTINUED

The Fund's performance was reflective of the fall in the level of interest rates as measured by yields of U.S. Treasuries. Returns were further impacted by the widening yield spread between corporate securities and government issues throughout the period. The Fund's commitments to corporate bonds, especially those rated at or below A, constrained performance. The Fund traditionally focuses on A and BBB rated bonds due to their good current income and their potential for credit improvement over time. On August 31, 1998, 84.5 percent of corporate holdings were rated A or BBB by Moody's or Standard & Poor's, two major rating services. The portfolio's average credit rating was A3.

Over the period, the Fund's corporate bond allocation was gradually reduced through April to represent 76 percent of net assets. However, as interest rates fell and corporate yields became continually more attractive versus Treasuries, the allocation was increased during the remaining four months to stand at 81 percent. Commitments for the twelve month period were lowered for utilities and yankees, while investments in other sectors were held close to earlier levels.

Over the period, the Fund continued to reduce, at a profit, its Asian debt holdings to less than half of its peak position in these securities. Nonetheless, the sole remainder of these investments, Korean-based Pohang Iron and Steel, continued to exert negative pressure on overall performance. This investment accounted for 1.6 percent of net assets as of August 31, 1998.

Cash infusion into the Fund spiked in the latter half of August -- a time of plummeting Treasury yields and general market disarray. After keeping cash reserves at a minimum throughout most of the period, the Fund's cash position accumulated to 7.8 percent by August 31. This slighter higher cash position decreased the Fund's overall duration, or sensitivity to changes in interest rates. On August 31, 1998, the Fund's duration was 3.87 years, down from 4.05 years on August 31, 1997.

LOOKING AHEAD

Currently, a flight from equities is serving to erode the market capitalizations of major corporations. Accompanying their decline will be a drop in individuals' net worth and presumably their desire to spend, translating into a reduction in consumer spending. Should stock prices continue to retreat and consumers retrench, a temporary economic slowdown will result. Such a reversal of fortunes is likely to weigh on the Fed's monetary policy, with the probability increasing for a rate decrease.

Due to the impact on corporate balance sheets of reduced market capitalization, corporate bonds may not participate to the extent of Treasuries in any rally brought about by a lowering of the Federal

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
LETTER TO THE SHAREHOLDERS AUGUST 31, 1998, CONTINUED

Funds rate. It is even possible for corporate bonds to continue to fall in price and rise in yield, presenting investors with exciting opportunities. Starting the period with a slightly increased cash level, the portfolio is well positioned to take advantage of any such opportunities. The Fund intends to concentrate on higher quality credits to minimize further downside risk to principal of any additional fall-out from international events.

We appreciate your ongoing support of Morgan Stanley Dean Witter Intermediate Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[CHARLES A. FIUMEFREDDO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME
SECURITIES
FUND PERFORMANCE AUGUST 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)
                                               Lehman Int. Inv. Grade        Lehman Int. Gov/Corp
                                    Fund               Debt(4)                     Bond(5)            Lipper(6)
May-1989                            $10,000                      $10,000                     $10,000    $10,000
August-1989                         $10,257                      $10,375                     $10,327    $10,294
August-1990                         $10,587                      $11,047                     $11,161    $10,848
August-1991                         $11,728                      $12,621                     $12,589    $12,158
August-1992                         $13,204                      $14,686                     $14,241    $13,832
August-1993                         $14,318                      $16,706                     $15,556    $15,322
August-1994                         $14,103                      $16,382                     $15,505    $15,046
August-1995                         $15,310                      $18,552                     $16,973    $16,581
August-1996                         $15,705                      $19,244                     $17,726    $17,234
August-1997                         $16,950                      $21,346                     $19,223    $18,886
August-1998                      $18,056(3)                      $23,232                     $20,949    $20,680

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS*
----------------------------------------------------------------------------------------------------
               CLASS B SHARES**                                      CLASS A SHARES+
-----------------------------------------------      -----------------------------------------------
1 Year                       6.53%(1)     1.53%(2)   1 Year                       7.30%(1)     2.74%(2)
5 Years                      4.75(1)      4.43(2)    Since Inception (7/28/97)    6.21(1)      2.07(2)
Since Inception (5/3/89)     6.54(1)      6.54(2)

               CLASS C SHARES++                                      CLASS D SHARES#
-----------------------------------------------      -----------------------------------------------
1 Year                       6.39%(1)     5.39%(2)   1 Year                       7.43%(1)
Since Inception (7/28/97)    5.53(1)      5.53(2)    Since Inception (7/28/97)    6.35(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on August 31, 1998.
 (4) The Lehman Brothers Intermediate Investment Grade Debt Index measures the performance of 5 to 10 years investment-grade corporate debt securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lehman Brothers Intermediate Government/Corporate Bond Index tracks the performance of government and corporate debt obligations, including US government agency and US Treasury securities and corporate and yankee bonds, with maturities of one to ten years. The Index is unmanaged and should not be considered an investment.
 (6) The Lipper Intermediate Investment Grade Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
** The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 4.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
#  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           CORPORATE BONDS (81.2%)
           AEROSPACE (1.8%)
$  2,850   Raytheon Co....................................................................   6.30%   08/15/00  $  2,877,104
                                                                                                               ------------
           AUTOMOBILE - RENTALS (2.0%)
   3,250   Hertz Corp. ...................................................................   6.00    01/15/03     3,264,885
                                                                                                               ------------
           AUTOMOTIVE - FINANCE (3.2%)
   4,975   General Motors Acceptance Corp. ...............................................   8.40    10/15/99     5,120,320
                                                                                                               ------------
           BANK HOLDING COMPANIES (3.2%)
   4,975   Star Bank N.A. ................................................................   6.375   03/01/04     5,077,037
                                                                                                               ------------
           CABLE & TELECOMMUNICATIONS (2.6%)
   4,000   Time Warner Entertainment......................................................   7.25    09/01/08     4,164,840
                                                                                                               ------------
           CASINO/GAMBLING (1.8%)
   2,900   Mirage Resorts, Inc............................................................   6.75    02/01/08     2,823,556
                                                                                                               ------------
           CELLULAR TELEPHONE (0.8%)
   1,260   AirTouch Communications, Inc. .................................................   7.125   07/15/01     1,312,366
                                                                                                               ------------
           COMPUTER SOFTWARE (1.2%)
   1,900   Oracle Corp. ..................................................................   6.91    02/15/07     1,963,346
                                                                                                               ------------
           DISCOUNT CHAINS (1.9%)
   3,000   TJX Companies, Inc.............................................................   6.625   06/15/00     3,011,550
                                                                                                               ------------
           FINANCE & BROKERAGE (6.3%)
   2,500   Donaldson Lufkin & Jenrette Inc................................................   6.11    05/15/01     2,517,175
   1,500   Merrill Lynch & Co., Inc. .....................................................   6.00    01/15/01     1,509,480
   3,200   Salomon, Inc...................................................................   6.50    03/01/00     3,238,272
   3,000   Salomon Smith Barney Holdings..................................................   6.25    06/15/05     3,024,840
                                                                                                               ------------
                                                                                                                 10,289,767
                                                                                                               ------------
           FINANCE COMPANIES (1.2%)
   2,000   Ikon Capital Inc. .............................................................   6.73    06/15/01     1,987,240
                                                                                                               ------------
           FOREIGN GOVERNMENT (1.6%)
   2,450   Israel (State of)..............................................................   6.375   12/15/05     2,519,360
                                                                                                               ------------
           FUNERAL SERVICES (1.9%)
   3,000   Stewart Enterprises, Inc.......................................................   6.70    12/01/03     3,044,550
                                                                                                               ------------
           INDUSTRIAL MACHINERY (2.0%)
   3,000   Atlas Copco (Sweden) - 144A*...................................................   6.50    04/01/08     3,143,940
                                                                                                               ------------
           MAJOR BANKS (12.8%)
   3,900   Bank One Texas N.A.............................................................   6.25    02/15/08     3,908,619
   2,500   Bankers Trust Corp.............................................................   6.70    10/01/07     2,535,725
   3,000   Banque Nationale De Paris (France).............................................   7.20    01/15/07     3,135,900
   5,045   Shawmut Bank Connecticut, N.A..................................................   8.625   02/15/05     5,777,130
   5,000   Societe Generale N.A. Inc. (France) ...........................................   7.40    06/01/06     5,273,400
                                                                                                               ------------
                                                                                                                 20,630,774
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           MAJOR U.S. TELECOMMUNICATIONS (3.3%)
$  2,000   US West Capital Funding Inc. ..................................................   6.375%  07/15/08  $  2,005,020
   3,000   WorldCom, Inc. ................................................................   7.75    04/01/07     3,254,010
                                                                                                               ------------
                                                                                                                  5,259,030
                                                                                                               ------------
           MEDIA CONGLOMERATES (1.2%)
   2,000   News American Holdings, Inc. ..................................................   6.625   01/09/08     1,960,300
                                                                                                               ------------
           MID-SIZED BANK (1.9%)
   3,000   Capital One Bank...............................................................   6.375   02/15/03     3,057,510
                                                                                                               ------------
           NATURAL GAS - DISTRIBUTION (1.3%)
   2,000   Columbia Energy Group (Series A)...............................................   6.39    11/28/00     2,036,460
                                                                                                               ------------
           NON-U.S. UTILITIES (4.3%)
   2,000   Israel Electric Co., Ltd. - 144A*..............................................   7.125   07/15/05     2,012,780
   5,000   United Utilities Corp. (United Kingdom)........................................   6.45    04/01/08     4,923,300
                                                                                                               ------------
                                                                                                                  6,936,080
                                                                                                               ------------
           OIL INTEGRATED - INTERNATIONAL (3.1%)
   5,000   Societe Nationale Elf Aquitaine (France).......................................   7.75    05/01/99     5,067,200
                                                                                                               ------------
           OIL PRODUCTION - DOMESTIC (1.2%)
   2,000   Union Pacific Resource Group...................................................   6.50    05/15/05     1,930,200
                                                                                                               ------------
           PAPER & FOREST PRODUCTS (3.1%)
   4,949   Noranda Forest, Inc. (Canada)..................................................   6.875   11/15/05     4,917,029
                                                                                                               ------------
           PROPERTY/CASUALTY INSURANCE (3.2%)
   5,037   Nac Re Corp....................................................................   8.00    06/15/99     5,127,162
                                                                                                               ------------
           SEMICONDUCTOR EQUIPMENT (2.8%)
   4,500   Applied Materials, Inc.........................................................   6.75    10/15/07     4,564,260
                                                                                                               ------------
           SPECIALTY CHEMICALS (2.3%)
   2,000   Lyondell Petrochemical Co......................................................   6.50    02/15/06     1,840,420
   2,000   Millennium America, Inc........................................................   7.00    11/15/06     2,001,180
                                                                                                               ------------
                                                                                                                  3,841,600
                                                                                                               ------------
           STEEL (1.6%)
   4,000   Pohang Iron & Steel Co. (South Korea)..........................................   7.125   11/01/06     2,518,320
                                                                                                               ------------
           TEXTILES (1.9%)
   2,975   Burlington Industries, Inc.....................................................   7.25    09/15/05     3,105,781
                                                                                                               ------------
           UTILITIES - ELECTRIC (5.7%)
   2,000   Commonwealth Edison Co. .......................................................   7.50    01/01/01     2,015,320
   1,000   Niagara Mohawk Power Corp......................................................   7.25    10/01/02       998,480
   3,000   System Energy Resources, Inc. .................................................   7.71    08/01/01     3,139,410
   3,000   Western Resources, Inc. .......................................................   6.875   08/01/04     3,103,350
                                                                                                               ------------
                                                                                                                  9,256,560
                                                                                                               ------------

           TOTAL CORPORATE BONDS
           (IDENTIFIED COST $130,430,368)....................................................................   130,808,127
                                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY OBLIGATIONS (12.1%)
$  2,000   Federal Home Loan Banks........................................................   5.80%   09/02/08  $  2,033,440
      85   Federal Home Loan Mortgage Corp. ..............................................   8.50    12/01/01        86,053
      60   Federal Home Loan Mortgage Corp. ..............................................   8.50    01/01/02        61,100
     193   Federal Home Loan Mortgage Corp. ..............................................   8.50    07/01/02       196,758
      99   Federal Home Loan Mortgage Corp. ..............................................   9.00    08/01/02       101,671
   1,000   Federal National Mortgage Assoc. ..............................................   6.00    12/15/00     1,000,750
   2,000   Federal National Mortgage Assoc. ..............................................   5.95    03/09/01     2,007,540
   1,450   Federal National Mortgage Assoc. ..............................................   5.90    06/18/01     1,480,856
      32   Federal National Mortgage Assoc. ..............................................   8.50    12/01/01        33,033
   2,000   Federal National Mortgage Assoc. ..............................................   7.55    06/10/04     2,031,700
   2,000   Federal National Mortgage Assoc. ..............................................   7.73    08/26/04     2,044,180
   2,160   Private Export Funding Corp....................................................   6.86    04/30/04     2,269,037
   2,000   U.S. Treasury Note.............................................................   6.25    03/31/99     2,013,080
   3,000   U.S. Treasury Note.............................................................   6.375   05/15/00     3,070,020
   1,000   U.S. Treasury Note.............................................................   6.875   05/15/06     1,112,520
                                                                                                               ------------

           TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
           (IDENTIFIED COST $19,014,420).....................................................................    19,541,738
                                                                                                               ------------

           SHORT-TERM INVESTMENT (a) (7.8%)
           U.S. GOVERNMENT AGENCY
  12,500   Federal Home Loan Mortgage Corp.
             (IDENTIFIED COST $12,500,000)................................................   5.70    09/01/98    12,500,000
                                                                                                               ------------
           TOTAL INVESTMENTS
           (IDENTIFIED COST $161,944,788) (B).....................................................   101.1%     162,849,865

           LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.........................................    (1.1)      (1,694,605)
                                                                                                    -------   -------------

           NET ASSETS.............................................................................   100.0%   $ 161,155,260
                                                                                                    -------   -------------
                                                                                                    -------   -------------

---------------------

 *   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,256,500 and the aggregate gross unrealized depreciation is $2,351,423, resulting in net unrealized appreciation of $905,077.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $161,944,788)..............................................................  $162,849,865
Cash..........................................................................................        42,242
Receivable for:
    Interest..................................................................................     2,614,273
    Shares of beneficial interest sold........................................................       153,538
    Principal paydowns........................................................................        14,050
Prepaid expenses and other assets.............................................................        49,489
                                                                                                ------------
     TOTAL ASSETS.............................................................................   165,723,457
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................     3,515,090
    Shares of beneficial interest repurchased.................................................       679,398
    Plan of distribution fee..................................................................       107,419
    Dividends and distributions to shareholders...............................................        87,548
    Investment management fee.................................................................        80,172
Accrued expenses and other payables...........................................................        98,570
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     4,568,197
                                                                                                ------------
     NET ASSETS...............................................................................  $161,155,260
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $169,681,311
Net unrealized appreciation...................................................................       905,077
Accumulated undistributed net investment income...............................................        15,315
Accumulated net realized loss.................................................................    (9,446,443)
                                                                                                ------------
     NET ASSETS...............................................................................  $161,155,260
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................    $3,456,826
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       356,015
     NET ASSET VALUE PER SHARE................................................................         $9.71
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET
      ASSET VALUE)............................................................................        $10.14
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $151,515,225
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    15,613,607
     NET ASSET VALUE PER SHARE................................................................         $9.70
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $457,016
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        47,087
     NET ASSET VALUE PER SHARE................................................................         $9.71
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................    $5,726,193
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       590,213
     NET ASSET VALUE PER SHARE................................................................         $9.70
                                                                                                ------------
                                                                                                ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $11,087,299
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        4,202
Plan of distribution fee (Class B shares)......................................................    1,300,714
Plan of distribution fee (Class C shares)......................................................        1,925
Investment management fee......................................................................      964,411
Transfer agent fees and expenses...............................................................      166,274
Registration fees..............................................................................       96,385
Shareholder reports and notices................................................................       58,323
Professional fees..............................................................................       45,394
Trustees' fees and expenses....................................................................       21,090
Custodian fees.................................................................................       19,216
Other..........................................................................................        6,257
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    2,684,191
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................    8,403,108
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................    1,768,354
Net change in unrealized appreciation..........................................................      134,510
                                                                                                 -----------

     NET GAIN..................................................................................    1,902,864
                                                                                                 -----------

NET INCREASE...................................................................................  $10,305,972
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                                ENDED            ENDED
                                                                           AUGUST 31, 1998  AUGUST 31, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income....................................................  $     8,403,108  $     10,272,537
Net realized gain (loss).................................................        1,768,354        (2,567,762)
Net change in unrealized appreciation/depreciation.......................          134,510         6,828,218
                                                                           ---------------  ----------------

     NET INCREASE........................................................       10,305,972        14,532,993
                                                                           ---------------  ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares...........................................................         (100,388)              (58)
Class B shares...........................................................       (7,980,246)      (10,229,881)
Class C shares...........................................................          (11,414)              (83)
Class D shares...........................................................         (348,107)          (25,048)
                                                                           ---------------  ----------------

     TOTAL DIVIDENDS.....................................................       (8,440,155)      (10,255,070)
                                                                           ---------------  ----------------
Net decrease from transactions in shares of beneficial interest..........      (10,443,102)      (43,456,259)
                                                                           ---------------  ----------------

     NET DECREASE........................................................       (8,577,285)      (39,178,336)

NET ASSETS:
Beginning of period......................................................      169,732,545       208,910,881
                                                                           ---------------  ----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $15,315 AND
    $52,362, RESPECTIVELY)...............................................  $   161,155,260  $    169,732,545
                                                                           ---------------  ----------------
                                                                           ---------------  ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Intermediate Income Securities (the "Fund"), formerly Dean Witter Intermediate Income Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors);
(4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% of the portion of daily net assets not exceeding $500 million; 0.50% of the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge had been imposed or waived; (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $5,232,570 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $191,024, and $722, respectively and received $12,907, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1998, aggregated $151,333,080 and $167,039,940, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $50,005,085 and $56,430,499, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $880.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,177. At August 31, 1998, the Fund had an accrued pension liability of $50,913 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had a net capital loss carryover of approximately $9,446,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

           AMOUNT IN THOUSANDS
------------------------------------------
  2003       2004       2005       2006
---------  ---------  ---------  ---------
$   6,656  $     313  $   2,351  $     126
---------  ---------  ---------  ---------
---------  ---------  ---------  ---------

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         AUGUST 31, 1998              AUGUST 31, 1997+*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      432,771   $    4,200,291       193,347   $  1,854,318
Reinvestment of dividends........................................        6,280           60,968             5             54
Redeemed.........................................................     (276,388)      (2,677,083)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      162,663        1,584,176       193,352      1,854,372
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   19,728,435      191,353,800     8,499,296     80,974,547
Reinvestment of dividends........................................      435,921        4,221,022       587,192      5,604,585
Redeemed.........................................................  (21,536,089)    (208,796,829)  (13,839,797)  (131,962,423)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (1,371,733)     (13,222,007)   (4,753,309)   (45,383,291)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................       57,617          558,111         3,993         38,561
Reinvestment of dividends........................................          842            8,164             6             56
Redeemed.........................................................     ( 15,371)        (148,714)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       43,088          417,561         3,999         38,617
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      339,652        3,280,027        10,611        102,479
Reinvestment of dividends........................................       34,184          331,043         2,476         23,704
Redeemed.........................................................     (292,464)      (2,833,902)       (9,547)       (92,140)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................       81,372          777,168         3,540         34,043
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (1,084,610)  $  (10,443,102)   (4,552,418)  $(43,456,259)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 + On July 28, 1997, 505,301 shares representing $4,891,310 were transferred to Class D.
 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through August 31, 1997.

7. SUBSEQUENT EVENT

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Intermediate Income Securities Series ("Retirement Intermediate") pursuant to a plan of reorganization approved by the shareholders of Retirement Intermediate on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 250,724 Class D shares of the Fund at a net asset value of $9.74 per share for 247,422 shares of Retirement Intermediate. The net assets of the Fund and Retirement Intermediate immediately before the acquisition were $159,153,039, and $2,441,399, respectively, including unrealized appreciation of $62,584 for Retirement Intermediate. Immediately after the acquisition, the combined net assets of the Fund amounted to $161,594,438.

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                FOR THE YEAR ENDED AUGUST 31
                      -------------------------------------------------
                       1998++   1997*++     1996      1995      1994
-----------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
 beginning
 of period..........  $   9.59  $   9.39  $   9.69  $   9.51  $   10.26
                      --------  --------  --------  --------  ---------
Net investment
 income.............      0.51      0.53      0.55      0.59       0.58
Net realized and
 unrealized gain
 (loss).............      0.11      0.20     (0.30)     0.19      (0.73)
                      --------  --------  --------  --------  ---------
Total from
 investment
 operations.........      0.62      0.73      0.25      0.78      (0.15)
                      --------  --------  --------  --------  ---------
Less dividends and
 distributions from:
   Net investment
   income...........     (0.51)    (0.53)    (0.55)    (0.59)     (0.56)
   Net realized
   gain.............     --        --        --        (0.01)     (0.04)
                      --------  --------  --------  --------  ---------
Total dividends and
 distributions......     (0.51)    (0.53)    (0.55)    (0.60)     (0.60)
                      --------  --------  --------  --------  ---------
Net asset value, end
 of period..........  $   9.70  $   9.59  $   9.39  $   9.69  $    9.51
                      --------  --------  --------  --------  ---------
                      --------  --------  --------  --------  ---------
TOTAL INVESTMENT
RETURN+.............      6.53%     7.93%     2.58%     8.56%     (1.50)%
RATIOS TO AVERAGE
NET ASSETS:
Expenses............      1.71%(4)     1.65%     1.62%     1.63%      1.63%
Net investment
 income.............      5.19%(4)     5.52%     5.69%     6.23%      5.80%
SUPPLEMENTAL DATA:
Net assets, end of
 period, in
 thousands..........  $151,515  $162,959  $208,911  $232,752   $245,750
Portfolio turnover
 rate...............        98%       98%      115%      114%       122%

                                                               FOR THE PERIOD
                                                                 AUGUST 31,
                         1993      1992      1991      1990         1989
-----------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING
PERFORMANCE:
Net asset value,
 beginning
 of period..........   $  10.05  $   9.59  $   9.42  $   9.98     $ 10.00
                       --------  --------  --------  --------      ------
Net investment
 income.............       0.62      0.70      0.79      0.86        0.28
Net realized and
 unrealized gain
 (loss).............       0.20      0.46      0.17     (0.55)      (0.02)
                       --------  --------  --------  --------      ------
Total from
 investment
 operations.........       0.82      1.16      0.96      0.31        0.26
                       --------  --------  --------  --------      ------
Less dividends and
 distributions from:
   Net investment
   income...........      (0.61)    (0.70)    (0.79)    (0.86)      (0.28)
   Net realized
   gain.............      --        --        --        (0.01)     --
                       --------  --------  --------  --------      ------
Total dividends and
 distributions......      (0.61)    (0.70)    (0.79)    (0.87)      (0.28)
                       --------  --------  --------  --------      ------
Net asset value, end
 of period..........   $  10.26  $  10.05  $   9.59  $   9.42     $  9.98
                       --------  --------  --------  --------      ------
                       --------  --------  --------  --------      ------
TOTAL INVESTMENT
RETURN+.............       8.43%    12.58%    10.78%     3.22%       2.57%(1)
RATIOS TO AVERAGE
NET ASSETS:
Expenses............       1.62%     1.69%     1.69%     1.75%       1.42%(2)(3)
Net investment
 income.............       6.12%     7.11%     8.49%     8.78%       8.18%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of
 period, in
 thousands..........   $254,431  $187,285  $115,204  $114,086     $69,946
Portfolio turnover
 rate...............        132%       93%      150%      135%         30%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all the expenses that were assumed or waived by the Investment Manager, the above expense and net investment income ratios would have been 2.15% and 7.44%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE YEAR         THROUGH
                                                                              ENDED           AUGUST 31,
                                                                        AUGUST 31, 1998++       1997++
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................       $ 9.59             $ 9.68
                                                                             ------             ------
Net investment income.................................................         0.56               0.06
Net realized and unrealized gain (loss)...............................         0.13              (0.10)
                                                                             ------             ------
Total from investment operations......................................         0.69              (0.04)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.57)             (0.05)
                                                                             ------             ------
Net asset value, end of period........................................       $ 9.71             $ 9.59
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................         7.30%             (0.46)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.10%(3)           2.18%(2)
Net investment income.................................................         5.80%(3)           6.10%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $3,457             $1,855
Portfolio turnover rate...............................................           98%                98%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................       $ 9.61             $ 9.68
                                                                             ------             ------
Net investment income.................................................         0.49               0.04
Net realized and unrealized gain (loss)...............................         0.11              (0.07)
                                                                             ------             ------
Total from investment operations......................................         0.60              (0.03)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.50)             (0.04)
                                                                             ------             ------
Net asset value, end of period........................................       $ 9.71             $ 9.61
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................         6.39%             (0.31)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.71%(3)           2.02%(2)
Net investment income.................................................         5.19%(3)           4.22%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $457                $38
Portfolio turnover rate...............................................           98%                98%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED         THROUGH AUGUST
                                                                        AUGUST 31, 1998++     31, 1997++
----------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................       $ 9.59             $ 9.68
                                                                             ------             ------

Net investment income.................................................         0.59               0.05

Net realized and unrealized gain (loss)...............................         0.11              (0.09)
                                                                             ------             ------

Total from investment operations......................................         0.70              (0.04)
                                                                             ------             ------

Less dividends from net investment income.............................        (0.59)             (0.05)
                                                                             ------             ------

Net asset value, end of period........................................       $ 9.70             $ 9.59
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................         7.43%             (0.44)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.86%(3)           1.11%(2)

Net investment income.................................................         6.04%(3)           5.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $5,726             $4,880

Portfolio turnover rate...............................................           98%                98%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Intermediate Income Securities (the "Fund"), formerly Dean Witter Intermediate Income Securities, at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 9, 1998

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